Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive loss	Accumulated deficit	Excel Transactions (Note 9)	Excel Transactions (Note 9) Common Stock	Excel Transactions (Note 9) Additional Paid-in Capital
BALANCE, value at Dec. 31, 2014	$ 1,154,302	$ 218	$ 1,568,589	$ (378)	$ (414,127)
BALANCE, shares at Dec. 31, 2014		21,885,219
Net income / (loss)	(458,177)				(458,177)
Other comprehensive income / (loss)	(838)			(838)
Amortization of stock-based compensation (Note 12)	2,684		2,684
Issuance of common stock (Note 9), value	417,797	$ 211	417,586
Issuance of common stock (Note 9), shares		21,050,084
Issuance of common stock (Note 9), value						$ 19,308	$ 9	$ 19,299
Issuance of common stock (Note 9), shares							851,577
Issuance of shares for commission to Oceanbulk Maritime (Note 3), value	282		282
Issuance of shares for commission to Oceanbulk Maritime (Note 3), shares		34,234
BALANCE, value at Dec. 31, 2015	1,135,358	$ 438	2,008,440	(1,216)	(872,304)
BALANCE, shares at Dec. 31, 2015		43,821,114
Net income / (loss)	(154,228)				(154,228)
Other comprehensive income / (loss)	922			922
Issuance of common stock (Note 9), value	50,278	$ 120	50,158
Issuance of common stock (Note 9), shares		11,976,745
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), value	4,166	$ 7	4,159
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), shares		692,595
Issuance of shares for commission to Oceanbulk Maritime (Note 3), value	734	$ 1	733
Issuance of shares for commission to Oceanbulk Maritime (Note 3), shares		138,453
BALANCE, value at Dec. 31, 2016	1,037,230	$ 566	2,063,490	(294)	(1,026,532)
BALANCE, shares at Dec. 31, 2016		56,628,907
Net income / (loss)	(9,771)				(9,771)
Other comprehensive income / (loss)	899			899
Issuance of common stock (Note 9), value	50,427	$ 63	50,364
Issuance of common stock (Note 9), shares		6,310,272
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), value	9,267	$ 13	9,254
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), shares		1,220,825
BALANCE, value at Dec. 31, 2017	$ 1,088,052	$ 642	$ 2,123,108	$ 605	$ (1,036,303)
BALANCE, shares at Dec. 31, 2017		64,160,004